Leases (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Text Block [Abstract]
Schedule of operating lease costs
	Six months ended June 30,
	2019	2020
	Unaudited

Operating lease cost	$2,449	$3,923
Variable lease cost	1,937	1,955
Short-term lease cost	101	114

Total lease costs	$4,487	$5,992

Schedule of operating lease costs
June 30, 2020
Unaudited

Weighted average remaining lease term (years)	7.9
Weighted average discount rate	4.74%

Schedule of Maturities of lease liabilities
The remainder of 2020	$5,464
2021	8,280
2022	8,268
2023	7,503
2024	6,688
2025 and thereafter	29,015

Total undiscounted cash flows	65,218
Less imputed interest	11,826

Present value of lease liabilities	$53,392